CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income	$ 1,448	$ 1,375	$ 2,719
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	323	563	69
Depreciation and amortization expense	2,739	2,158	2,036
Mark-to-market, provisions and other	201	(147)	(1,768)
Deferred income tax expense	5	86	240
Changes in non-cash working capital, net	(638)	(904)	(524)
Cash from operating activities	4,078	3,131	2,772
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(10,747)	(479)	(2,923)
Disposal of subsidiaries and assets held for sale, net of cash disposed	602	198	3,284
Investments in associates and joint ventures	(1,098)	(864)	0
Disposal of investments in associates and joint ventures	1,107	275	412
Purchase of long lived assets	(2,487)	(2,775)	(2,067)
Disposal of long lived assets	162	41	85
Purchase of financial assets	(524)	(659)	(1,324)
Sale of financial assets	715	720	1,341
Net settlement of foreign exchange hedging items	0	178	19
Other inflows (outflows) of cash	(720)	0	0
Cash used by investing activities	(12,990)	(3,365)	(1,173)
Financing Activities
Distributions to general partner	(269)	(244)	(209)
Distributions to other unitholders	(1,247)	(1,174)	(1,048)
Subsidiary distributions to non-controlling interest	(2,247)	(751)	(955)
Capital provided by non-controlling interest	8,618	293	3,071
Capital provided to non-controlling interest	(423)	0	(1,560)
Disposal of partial interest to non-controlling interest, net of taxes.	124	0	0
Acquisition of partial interest from non-controlling interest	0	0	(1,399)
Net proceeds from commercial paper program	525	33	431
Deposit (repaid to) received from parent	0	0	(545)
Proceeds from corporate borrowings	513	995	244
Proceeds from corporate credit facility	6,320	3,225	5,928
Repayment of corporate credit facility	(6,194)	(3,129)	(7,059)
Proceeds from non-recourse borrowings	13,703	8,885	16,510
Repayment of non-recourse borrowings	(9,213)	(6,392)	(14,499)
Settlement of deferred consideration	0	(1,224)	(191)
Net preferred units (redeemed) issued	0	(243)	(12)
Partnership units repurchased, net of costs and issuances	(13)	13	1,073
Lease liability repaid	(283)	(233)	(272)
Other financing activity	(495)	2	(503)
Cash from (used by) financing activities	9,419	56	(995)
Cash and cash equivalents
Change during the year	507	(178)	604
Impact of foreign exchange on cash	71	88	(65)
Cash reclassified as held for sale	0	(37)	0
Cash and cash equivalents at beginning of period	1,279	1,406	867
Cash and cash equivalents at end of period	$ 1,857	$ 1,279	$ 1,406